Subsequent Events (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 20, 2015	Feb. 28, 2015	Dec. 23, 2014	Dec. 03, 2014	Oct. 30, 2014	Aug. 31, 2014	Jul. 16, 2014	Jun. 02, 2014
Subsequent events
Exercise price (in dollars per share)								$ 6.40
Number of warrants issued to purchase shares of common stock (in shares)			236,606
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)								$ 6.40
Convertible note purchase agreement
Subsequent events
Aggregate principal amount									$ 150,000	$ 300,000
Conversion price (in dollars per share)									$ 5.60	$ 5.60
Exercise price (in dollars per share)	$ 2.696	$ 5.60			$ 4.15
Number of warrants issued to purchase shares of common stock (in shares)					58,035
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)	2.696	5.60			$ 4.15
Scenario, Forecast | IPO | Convertible note purchase agreement
Subsequent events
Exercise price (in dollars per share)	2.696
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)	2.696
Scenario, Forecast | Line of credit and loan agreement
Subsequent events
Exercise price (in dollars per share)	2.696
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)	2.696
Convertible promissory notes | Scenario, Forecast | IPO
Subsequent events
Conversion price (in dollars per share)	2.696
Exercise price (in dollars per share)	2.696
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)	2.696
Standby bridge financing agreement
Subsequent events
Aggregate principal amount							$ 4,000,000
Exercise price (in dollars per share)						$ 5.23
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)						$ 5.23
Standby bridge financing agreement | IPO
Subsequent events
Exercise price (in dollars per share)		5.60
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		5.60
Standby bridge financing agreement | Scenario, Forecast | IPO
Subsequent events
Exercise price (in dollars per share)	2.696
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)	$ 2.696
Subsequent event | IPO | Convertible note purchase agreement
Subsequent events
Exercise price (in dollars per share)		5.60
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		5.60
Subsequent event | Line of credit and loan agreement
Subsequent events
Exercise price (in dollars per share)		5.60
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		$ 5.60
Subsequent event | Dechra Pharmaceuticals PLC | Convertible note purchase agreement
Subsequent events
Aggregate principal amount		$ 1,000,000
Conversion price (in dollars per share)		$ 5.60
Number of warrants issued to purchase shares of common stock (in shares)		89,285
Subsequent event | Convertible promissory notes
Subsequent events
Aggregate principal amount		$ 650,000		$ 250,000
Conversion price (in dollars per share)		$ 5.60
Subsequent event | Convertible promissory notes | IPO
Subsequent events
Conversion price (in dollars per share)		5.60
Exercise price (in dollars per share)		6.3
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		6.3
Subsequent event | Convertible promissory notes | Dechra Pharmaceuticals PLC
Subsequent events
Exercise price (in dollars per share)		5.60
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		5.60
Subsequent event | Standby bridge financing agreement | IPO
Subsequent events
Exercise price (in dollars per share)		5.60
Exercise price if an IPO not consummated prior to August 26, 2015 (in dollars per shares)		$ 5.60